Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents		¥ 889,413	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699
Total current assets		15,765,882	20,932,276
Total current liabilities		(13,998,338)	(15,795,743)
Non-current
Total non-current assets		25,370,835	25,988,313
Non-current liabilities		(783,016)	(747,448)
JYJC [member]
Current
Cash and cash equivalents		11,482	16,914
Other current assets (excluding cash)		9,167	5,065
Total current assets		20,649	21,979
Total current liabilities		(2,437)	(3,356)
Non-current
Total non-current assets		1,478	1,577
Non-current liabilities		0	0
Net assets		¥ 19,690	¥ 20,200
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 9,845	¥ 10,100
Unrealised downstream transactions		0	0
Carrying value		9,845	10,100
Yangu Gas [member]
Current
Cash and cash equivalents		62,639	72,916
Other current assets (excluding cash)		6,423	11,149
Total current assets		69,062	84,065
Total current liabilities		(2,392)	(3,262)
Non-current
Total non-current assets		13,765	19,034
Non-current liabilities		0	0
Net assets		¥ 80,435	¥ 99,837
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 40,218	¥ 49,919
Unrealised downstream transactions		0	0
Carrying value		40,218	49,919
Linde [Member]
Current
Cash and cash equivalents		237,902	226,860
Other current assets (excluding cash)		73,026	74,652
Total current assets		310,928	301,512
Total current liabilities		(32,670)	(62,356)
Non-current
Total non-current assets		92,325	109,366
Non-current liabilities		(17,016)	(16,303)
Net assets		¥ 353,567	¥ 332,219
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 176,784	¥ 166,110
Unrealised downstream transactions		(86)	(86)
Carrying value		176,698	166,024
Baling Materials [Member]
Current
Cash and cash equivalents		13,948	6,062
Other current assets (excluding cash)		60,243	28,418
Total current assets		74,191	34,480
Total current liabilities		(153,952)	0
Non-current
Total non-current assets		626,761	65,520
Non-current liabilities		(47,000)	0
Net assets		¥ 500,000	¥ 100,000
Group's effective interest	50.00%	50.00%	50.00%
Interest in joint ventures		¥ 250,000	¥ 50,000
Unrealised downstream transactions		0	0
Carrying value		¥ 250,000	¥ 50,000